Business Combinations (Narrative) (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		6 Months Ended				3 Months Ended		6 Months Ended
	May 24, 2011	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Jul. 02, 2011	Mar. 31, 2011	Sep. 30, 2011 Nomura Land And Building Company [Member] USD ($)	Sep. 30, 2011 Nomura Land And Building Company [Member] JPY (¥)	Sep. 30, 2011 Nomura Land And Building Company [Member] USD ($)	Sep. 30, 2011 Nomura Land And Building Company [Member] JPY (¥)
Agreement entered, date				May 13, 2011	May 13, 2011
Acquired additional issued shares, percentage	39.00%
Total payment in relation to share purchases				$ 488	¥ 37,620
Gain from bargain purchase				584	44,963
Percentage of outstanding shares of NLB				38.50%	38.50%
Loss from change in fair value of equity investments				215	16,555
Equity investments remeasured at fair value		498	38,379	498	38,379
Loss from equity investments remeasured at fair value				53	4,109
Other material acquisition-related cost					0
Common shares allotted for each share						118
Common shares issued		3,822,562,601	3,822,562,601	3,822,562,601	3,822,562,601	103,429,360	3,719,133,241
Revenues generated								1,283	98,822	1,844	142,058
Net loss on share purchases				1	100
Net income from share purchases		$ 10	¥ 803